Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established comprehensive cybersecurity risk assessment and reporting procedures to ensure effective cybersecurity management, strategy and governance. We have also integrated cybersecurity risk management into our overall risk management system.

We have established a cybersecurity governance framework and implemented a series of measures to address both internal and external cybersecurity threats. These measures include rapid defense, monitoring, analysis, deception and countermeasures. We regularly conduct cybersecurity incident emergency drills and tests. In addition, we have established a data security protection and personal information protection system to prevent data leakage, monitor abnormal activities and identify cybersecurity vulnerabilities. We also hold cybersecurity training sessions and integrate the cybersecurity education into our employee training and development program. We have also implemented a selection and management process for third-party service providers, which helps us oversee and identify cybersecurity risks during our collaborations with them.

As part of the aforementioned cybersecurity management processes, we have engaged a third-party professional institution to assess, identify and manage cybersecurity risks, which includes conducting comprehensive security assessments, penetration tests and vulnerability scans. Additionally, we have engaged third-party cybersecurity consultants to review and optimize our cybersecurity risk management process. Furthermore, we regularly collaborate with cybersecurity consultants to conduct independent third-party verification of our cybersecurity measures.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have established comprehensive cybersecurity risk assessment and reporting procedures to ensure effective cybersecurity management, strategy and governance. We have also integrated cybersecurity risk management into our overall risk management system.

We have established a cybersecurity governance framework and implemented a series of measures to address both internal and external cybersecurity threats. These measures include rapid defense, monitoring, analysis, deception and countermeasures. We regularly conduct cybersecurity incident emergency drills and tests. In addition, we have established a data security protection and personal information protection system to prevent data leakage, monitor abnormal activities and identify cybersecurity vulnerabilities. We also hold cybersecurity training sessions and integrate the cybersecurity education into our employee training and development program. We have also implemented a selection and management process for third-party service providers, which helps us oversee and identify cybersecurity risks during our collaborations with them.

As part of the aforementioned cybersecurity management processes, we have engaged a third-party professional institution to assess, identify and manage cybersecurity risks, which includes conducting comprehensive security assessments, penetration tests and vulnerability scans. Additionally, we have engaged third-party cybersecurity consultants to review and optimize our cybersecurity risk management process. Furthermore, we regularly collaborate with cybersecurity consultants to conduct independent third-party verification of our cybersecurity measures.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board is responsible for overseeing our cybersecurity risk management. Our Board shall (i) maintain oversight of the disclosure related to cybersecurity matters in our current reports or periodic reports (including annual reports on Form 20-F); and (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats, and the disclosure issues, if any, presented by our information security committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board is responsible for overseeing our cybersecurity risk management. Our Board shall (i) maintain oversight of the disclosure related to cybersecurity matters in our current reports or periodic reports (including annual reports on Form 20-F); and (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats, and the disclosure issues, if any, presented by our information security committee.

Cybersecurity Risk Role of Management [Text Block]

Our Board delegates its authorities and powers in managing risks associated with cybersecurity threats to our information security committee. Our information security committee consists of management members of our operating departments, including our chief information officer, who has 10 to 15 years of experience in data security and risk management. Our information security committee is responsible for (i) monitoring and coordinating our cybersecurity risk management processes, including reviewing our cybersecurity governance processes, incident response systems and other related measures and procedures, and (ii) promptly reporting any material cybersecurity risk or incidents to our Board.

To support our Board and information security committee, we have established an information security working group, which consists of cross-departmental working personnel that are responsible for coordinating our cybersecurity risk management processes in the daily operations. In particular, our information security working group is responsible for (i) collecting information regarding cybersecurity, including major risks associated with cybersecurity threats and incidents, and regularly report to our information security committee; (ii) proposing and formulating cybersecurity risk management measures, and implementing necessary technical measures; (iii) maintaining risk assessment and emergency responding system; and (iv) supervising the rectification of the cybersecurity incidents.

If a cybersecurity incident occurs, our information security committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our information security committee will promptly report the investigation and assessment results to our Board. Our Board will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our information security committee shall promptly prepare disclosure material for review and approval by our Board before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our information security committee is responsible for (i) monitoring and coordinating our cybersecurity risk management processes, including reviewing our cybersecurity governance processes, incident response systems and other related measures and procedures, and (ii) promptly reporting any material cybersecurity risk or incidents to our Board.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our information security committee consists of management members of our operating departments, including our chief information officer, who has 10 to 15 years of experience in data security and risk management.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

If a cybersecurity incident occurs, our information security committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our information security committee will promptly report the investigation and assessment results to our Board. Our Board will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our information security committee shall promptly prepare disclosure material for review and approval by our Board before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true